Additional information on the consolidated statements of income (loss) - Disclosure of detailed information about depletion (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	$ 32,607	$ 41,801
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	12,208	17,796
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Depletion	$ 20,399	$ 24,005